SECURITIES PURCHASE AGREEMENT - Additional Information (Details) - USD ($)		3 Months Ended	9 Months Ended
	Apr. 03, 2024	Mar. 31, 2024	Sep. 30, 2024
Class of Stock [Line Items]
Stock issued during period, value, new issues		$ 200,000
Investors advances for full purchase price			$ 644,936
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price	$ 5
Stock issued during period, value, new issues	$ 3,000,000
Issuance of Common Stock (in shares)	600,000